PROVISION FOR JUDICIAL LIABILITIES - Contingencies with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fibria
Disclosure of other provisions [line items]
Fair value adjustment of probable contingencies	R$ 2,076,296	R$ 2,108,635
Total
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	11,630,929	15,074,276
Tax and social security
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	10,417,734	9,837,082
Labor
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	189,506	171,480
Civil and environmental
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	1,023,689	R$ 5,065,714
Monetary Correction
Disclosure of other provisions [line items]
Possible losses for which no provision was recorded	R$ 352,442